Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of lives used in computing depreciation for depreciable assets

Asset	Range of Useful Lives, in Years
Improvements to land	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Automotive equipment	5 to 15
Furniture and fixtures	3 to 10

CVR Energy and CRRLC
Allocation of Costs
Schedule of allocation of cost, either allocated or billed, by period

	Year Ended December 31,
	2012	2011	2010
Direct operating expenses (exclusive of depreciation and amortization)	$13,354	$9,064	$9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)	65,466	39,723	35,347

	$78,820	$48,787	$45,136